Note 8 - Intangible Assets (Details) - Finite-lived Intangible Assets Future Amortization Expense - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Note 8 - Intangible Assets (Details) - Finite-lived Intangible Assets Future Amortization Expense [Line Items]
2015 (remaining 3 months)	$ 51
2016	202
2017	202
2018	202
2019	48
Total	705	$ 1,437
Urgent and Primary Care [Member]
Note 8 - Intangible Assets (Details) - Finite-lived Intangible Assets Future Amortization Expense [Line Items]
2015 (remaining 3 months)	19
2016	74
2017	74
2018	74
2019	48
Total	289	$ 925
Ancillary Care Services [Member]
Note 8 - Intangible Assets (Details) - Finite-lived Intangible Assets Future Amortization Expense [Line Items]
2015 (remaining 3 months)	32
2016	128
2017	128
2018	128
Total	$ 416